SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Number of segment	2
Consolidated net sales	$ 2,286,119,379	$ 1,774,970,623	$ 1,296,654,938
Consolidated revenue with other segment	255,819,590	38,235,418	9,528,589
Consolidated gross profit	385,571,706	218,193,902	57,243,323
Depreciation and amortization	108,261,965	116,788,045	111,108,445
Consolidated interest income	2,793,449	3,958,465	8,551,539
Consolidated interest expense	34,886,391	48,444,855	51,886,930
Consolidated equity in the net loss of investees accounted for by the equity method	198,148	196,715
Consolidated (loss) income before income taxes	76,747,723	(85,266,231)	(291,960,599)
Consolidated expenditure for additions to long-lived assets	15,488,073	(13,030,391)	(25,405,072)
Consolidated (loss) income	61,259,650	(72,235,840)	(266,555,527)
Investment in equity affiliates	25,568,061	11,769,730
Consolidated total assets	3,199,565,810	2,567,229,160
Operating Segments | Manufacturing
Segment Reporting Information
Consolidated net sales	2,402,964,217	1,796,330,550	1,302,539,459
Consolidated revenue with other segment	255,819,590	38,235,418	9,528,589
Consolidated gross profit	372,204,110	228,506,902	55,357,450
Depreciation and amortization	110,410,566	115,353,638	110,865,549
Consolidated interest income	2,318,578	3,888,514	8,531,888
Consolidated interest expense	34,269,302	48,158,258	51,886,930
Consolidated equity in the net loss of investees accounted for by the equity method	198,148	196,715
Consolidated (loss) income before income taxes	86,171,944	(67,179,476)	(291,692,380)
Consolidated expenditure for additions to long-lived assets	130,477,581	59,486,690	60,268,543
Investment in equity affiliates	25,568,061	11,769,730
Consolidated total assets	3,149,273,358	2,499,251,808
Operating Segments | Solar power projects
Segment Reporting Information
Consolidated net sales	138,974,752	16,875,491	3,644,068
Consolidated gross profit	29,927,952	(10,313,000)	1,885,873
Depreciation and amortization	2,547,110	1,434,407	242,896
Consolidated interest income	474,871	69,951	19,651
Consolidated interest expense	617,089	286,597
Consolidated (loss) income before income taxes	7,136,135	(18,086,755)	(268,219)
Consolidated expenditure for additions to long-lived assets	340,660,329	41,057,009	9,710,038
Consolidated total assets	581,951,615	194,691,747
Intersegment elimination
Segment Reporting Information
Consolidated net sales	(255,819,590)	(38,235,418)	(9,528,589)
Consolidated gross profit	(16,560,356)
Consolidated (loss) income before income taxes	(16,560,356)
Consolidated total assets	$ (531,659,163)	$ (126,714,395)